Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2012
Long-Term Debt Schedule [Abstract]
Loan Table
(Expressed in thousands of United States Dollars, unless otherwise stated) Description	December 31, 2011	June 30, 2012
Long-term loans, net of unamortized deferred financing fees of $9.1 million and $9.9 million, respectively	$933,472	$903,082
1.875% Convertible Senior Notes due 2027, net of unamortized deferred financing fees of $1.4 million and $1.2 million, respectively	124,123	128,276
	1,057,595	1,031,358
Less: Current portion of long-term debt, net of unamortized deferred financing fees of $2.7 million and $2.6 million, respectively	(104,879)	(56,510)
Long-term debt, net of current portion	$952,716	$974,848

Loan Repayment schedule
(Expressed in thousands of United States Dollars, unless otherwise stated)	Principal Repayment
July 1, 2012 to June 30, 2013	59,086
July 1, 2013 to December 31, 2013	53,811
January 1, 2014 to December 31, 2014	257,622
January 1, 2015 to December 31, 2015	93,061
January 1, 2016 to December 31, 2016	561,629
January 1, 2017 thereafter	37,800
1,063,009
Less: Unamortized debt discount of the 1.875% Unsecured Convertible Senior Notes	(20,516)
Total	1,042,493